Share-Based Compensation - Options Weighted Average Grant Date Fair Value (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share)	$ 8.96	$ 7.44	$ 5.38